ORGANIZATION AND PRINCIPAL ACTIVITIES (Details)	12 Months Ended
Dec. 31, 2017
New Admiral Limited [Member]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	Apr. 27, 2015
Variable Interest Entity, Qualitative or Quantitative Information, Place of Establishment	Cayman Islands
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	100.00%
JMU Investment [Member]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	Jun. 08, 2015
Variable Interest Entity, Qualitative or Quantitative Information, Place of Establishment	Hong Kong
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	100.00%
JMU Supply Chain [Member]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	Oct. 15, 2015
Variable Interest Entity, Qualitative or Quantitative Information, Place of Establishment	Hong Kong
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	100.00%
Shanghai Zhongming [Member]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	Jun. 08, 2015
Variable Interest Entity, Qualitative or Quantitative Information, Place of Establishment	PRC
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	100.00%
Shanghai Zhongmin [Member]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	Jun. 08, 2015
Variable Interest Entity, Qualitative or Quantitative Information, Place of Establishment	PRC